Structured Entities - Consolidated Structured Entities - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2021 CAD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2020 CAD ($)	Oct. 31, 2020 USD ($)
Disclosure of information about consolidated structured entities [line items]
Assets pledged	$ 252,470		$ 231,870
Notional amount	6,067,092		5,621,376
Limited Recourse Capital Notes One [Member]
Disclosure of information about consolidated structured entities [line items]
Notional amount	$ 1,250
Other Equity Interest Per Annum	3.70%
Limited Recourse Capital Notes Two [Member]
Disclosure of information about consolidated structured entities [line items]
Notional amount	$ 600
Other Equity Interest Per Annum	3.625%
Additional Tier1 capital instruments One [Member]
Disclosure of information about consolidated structured entities [line items]
Other Equity Interest Per Annum	4.65%
Deposits From Business And Government [Member]
Disclosure of information about consolidated structured entities [line items]
Subordinated notes outstanding	$ 300	$ 200	900	$ 700
Canadian auto loan receivables [member] | Deposits From Business And Government [Member]
Disclosure of information about consolidated structured entities [line items]
Assets pledged	800		2,000
Scotiabank covered bond guarantor limited partnership [member] | Deposits From Business And Government [Member]
Disclosure of information about consolidated structured entities [line items]
Covered bond outstanding	31,300		30,500
Scotiabank covered bond guarantor limited partnership [member] | Uninsured residential mortgage backed securities [member]
Disclosure of information about consolidated structured entities [line items]
Assets pledged	34,700		31,500
Halifax receivables trust [member] | Unsecured personal line of credit receivables [member] | Deposits From Business And Government [Member]
Disclosure of information about consolidated structured entities [line items]
Assets pledged		109	135
Subordinated notes outstanding	1,500		2,300
Trillium credit card trust II [member] | Deposits From Business And Government [Member]
Disclosure of information about consolidated structured entities [line items]
Subordinated notes outstanding		$ 1,300		1,700
Trillium credit card trust II [member] | Suboridinate B and C Subordinate [Member] | Deposits From Business And Government [Member]
Disclosure of information about consolidated structured entities [line items]
Subordinated notes outstanding			197	$ 148
Trillium credit card trust II [member] | Credit card receivable [member]
Disclosure of information about consolidated structured entities [line items]
Assets pledged	1,800		$ 2,600
Trsut Estabilished In Connection With The Issue of Recourse Capital Notes [Member] | Additional Tier1 capital instruments One [Member]
Disclosure of information about consolidated structured entities [line items]
Notional amount	$ 1,250
Other Equity Interest Per Annum	3.70%
Trsut Estabilished In Connection With The Issue of Recourse Capital Notes [Member] | Limited Recourse Capital Notes Two [Member]
Disclosure of information about consolidated structured entities [line items]
Notional amount	$ 600
Other Equity Interest Per Annum	3.625%